MANNING & NAPIER FUND, INC.

Supplement dated July 27, 2009 to the following Prospectuses

The combined Prospectus dated May 1, 2009 for the following Series:

Small Cap Series	High Yield Bond Series
Commodity Series	Global Fixed Income Series
Technology Series	Financial Services Series
International Series	Core Bond Series
Life Sciences Series	Core Plus Bond Series
World Opportunities Series

The Prospectuses dated May 1, 2009 for each of the following Series:

Small Cap Series – Class A	International Series

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective July 1, 2009, Manning & Napier Advisors, Inc. made the following changes to the Research Teams of the Small Cap Series and the International Series: Brian Gambill has been replaced on the International Series’ Research Team by Ben Rozin, and Jason Lisiak has been replaced on the Small Cap Series’ Research Team by Walter Stackow. Accordingly, each of the Prospectuses identified above is revised as follows:

1. The following information is hereby added to the “Portfolio Managers” section of the combined Prospectus and the International Series Prospectus:

Name and Title	Ben V. Rozin, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 2005. Current position held since 2009. Member of International Series Research Team since 2009. Previous positions held in the last five years: Securities Litigation Analyst for Capital Forensics, Inc., 2004-2005; Research Assistant, 2005-2006; and Research Associate, 2006-2009.

2. The following information is hereby added to the “Portfolio Managers” section of the combined Prospectus and the Small Cap Series Prospectus:

Name and Title	Walter B. Stackow, CFA®, Senior Analyst
Business Experience During Last Five Years	Joined the Advisor in 2008. Current position held since 2008. Member of Small Cap Series Research Team since 2009. Previous positions held in last five years: Senior Analyst, Manning & Napier Advisors, Inc., 2004-2006; and Co-Portfolio Manager, Mid Cap and Large Cap Value Products, FAF Advisors, Inc., 2006-2007.

3. The information with respect to Brian Gambill in the “Portfolio Managers” section of the combined Prospectus and the International Series Prospectus is hereby deleted and replaced with the following:

Name and Title	Brian P. Gambill, CFA®, Senior Analyst/Managing Director of Capital Goods & Materials Group
Business Experience During Last Five Years	Joined the Advisor in 1997. Senior Analyst since 1997. Managing Director and member of Senior Research Group since 2002.

4. The information with respect to Jason Lisiak in the “Portfolio Managers” section of the combined Prospectus and the Small Cap Series Prospectus is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Manning & Napier Fund, Inc.

Supplement dated July 27, 2009 to the

Statement of Additional Information (“SAI”) dated May 1, 2009

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

This supplement applies to the SAI of each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series (Class A, B, Z, D, and E Shares), New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series.

Effective July 1, 2009, Manning & Napier Advisors, Inc. (the “Advisor”) has made the following changes to Research Teams of the Small Cap Series and International Series: Brian Gambill has been replaced on the International Series’ Research Team by Ben Rozin, and Jason Lisiak has been replaced on the Small Cap Series’ Research Team by Walter Stackow. Accordingly, the “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

Portfolio Managers

This section includes information about the Series’ portfolio managers, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

The Advisor’s Senior Research Group establishes the broad investment policies and guidelines used in the management of each Series.

For the Series of the Fund that include equity securities, other than the World Opportunities Series, a designated Research Team for each Series implements those policies and guidelines, as well as monitors the investment portfolio for the Series. Each Series’ Research Team works with the Advisor’s analysts to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases and sales must be approved by two members of the Series’ Research Team and one member of the Senior Research Group before implementation. No specific member of the Series’ Research Team or Senior Research Group is required to approve securities purchases and sales.

For the World Opportunities Series, the Advisor’s analysts work with members of the Senior Research Group to develop stock recommendations for the Series in line with the Senior Research Group’s policies and guidelines. Recommendations for security purchases must be approved by the Senior Research Group prior to implementation.

For the Series of the Fund that invest solely in fixed income securities, the Series’ Research Team, led by Jack Bauer, constructs and monitors the Series’ portfolio. The Research Team develops an interest rate overview and a credit approved list that is reviewed by the Senior Research Group.

The following individuals serve on the Advisor’s Senior Research Group and/or the Research Teams of specific Series of the Fund, as noted. Except as noted, the information is as of December 31, 2008.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, CFA, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group	Life Sciences Series – between $1 and $10,000 Financial Services Series – between $1 and $10,000 International Series – between $1 and $10,000	Between $100,001 and $500,000

Jack Bauer, Senior Analyst/Managing Director of Fixed Income Group	Member of Senior Research Group, Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Research Teams	None	Between $100,001 and $500,000

Marc Bushallow, CFA®, Senior High Yield Analyst	Member of Core Plus Bond Series and High Yield Bond Series Research Teams	None	Between $50,001 and $100,000

Jeffrey S. Coons, Ph.D., CFA, Co-Director of Research/Managing Director of Quantitative Strategies Group	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Eric L. Daniels, Senior Analyst	Member of Life Sciences Series Research Team	None	Between $1 and $10,000

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group, Member of Technology Series Research Team	None	Between $10,001 and $50,000

Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group	None	Between $100,001 and $500,000

R. Keith Harwood, Fixed Income Analyst	Member of Core Bond Series, Core Plus Bond Series, and High Yield Bond Series Research Teams	None	Between $50,001 and $100,000

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Jeffrey A. Herrmann, CFA, Co-Director of Research/Managing Director of Themes & Overviews Group	Member of Senior Research Group, Member of International Series Research Team	Life Sciences Series – between $10,001 and $50,000 Technology Series – between $1 and $10,000 Small Cap Series – between $1 and $10,000 World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director/Life Sciences Group	Member of Senior Research Group, Member of Life Sciences Series Research Team	Small Cap Series – between $1 and $10,000 World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Real Estate Group	Member of Senior Research Group	Small Cap Series – between $10,001 and $50,000 Financial Services Series – between $10,001 and $50,000 World Opportunities Series – between $1 and $10,000	Between $500,001 and $1,000,000

Jeffrey D. McCormack, CFA, Analyst	Member of Life Sciences Series Research Team		Between $10,001 and $50,000

John D. Mitchell, CFA, Analyst	Member of Financial Services Series Research Team	Financial Services Series – between $1 and $10,000	Between $50,001 and $100,000

William Moore, CFA, Analyst	Member of Financial Services Series Research Team	None	Between $10,001 and $50,000

James Nawrocki, Senior Analyst	Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income, and High Yield Bond Series Research Teams	None	Between $50,001 and $100,000

Robert F. Pickels, CFA, Senior Analyst	Member of Small Cap Series Research Team	Small Cap Series – between $1 and $10,000	Between $100,000 and $500,001

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Ben V. Rozin, Senior Analyst*	Member of International Series Research Team	None	Between $10,001 and $50,000

Ajay M. Sadarangani, CFA, Analyst	Member of Technology Series Research Team	None	Between $50,001 and $100,000

Walter B. Stackow, CFA, Senior Analyst*	Member of Small Cap Series Research Team	None	Between $10,001 and $50,000

Marc Tommasi, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group, Member of International Series and Global Fixed Income Series Research Teams	None	Between $100,000 and $500,001

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group, Member of Financial Service Series Research Team	None	Between $100,001 and $500,000

Jeffrey M. Tyburski, CFA, Senior Analyst	Member of Small Cap Series Research Team	Small Cap Series – between $1 and $10,000	Between $100,001 and $500,000

Jay Welles, CFA, Senior Analyst	Member of Technology Series Research Team	None	Between $100,001 and $500,000

*	Information as of June 30, 2009.

Compensation. Equity and fixed income analyst compensation is provided in two basic forms: base salary and bonus. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of Manning & Napier Advisors, Inc. clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Barclays Capital Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in Manning & Napier Advisors, Inc. based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. Manning & Napier Advisors, Inc. does not use a portfolio manager-based structure for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Research Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. None of these accounts is subject to a performance-based fee. Except as noted, this information is as of December 31, 2008.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Jeffrey S. Coons	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Eric L. Daniels	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Jeffrey W. Donlon	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Brian P. Gambill	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Jeffrey A. Herrmann	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Brian W. Lester	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Michael J. Magiera	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Jeffrey D. McCormack	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
John D. Mitchell	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
William Moore	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Ben V. Rozin**	20	$5,619,998,478	19	$1,682,222,708	8,065	$12,076,212,249
Ajay M. Sadarangani	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Walter B. Stackow**	20	$5,619,998,478	19	$1,682,222,708	8,065	$12,076,212,249
Robert F. Pickels	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Marc Tommasi	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Virge J. Trotter, III	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Jeffrey M. Tyburski	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368
Jay Welles	20	$3,921,061,077	19	$1,434,917,389	8,285	$10,297,412,368

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.
**	Information as of June 30, 2009.

The Advisor’s fixed income portfolio managers manage the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class investment accounts, other pooled investment vehicles, and separate accounts. Because the portfolio management role of these individuals extends across all the Advisor’s accounts that hold fixed income securities, the information for each portfolio manager listed below relates to all the other accounts under the Advisor’s management. These accounts are not subject to performance-based fees. This information is as of December 31, 2008.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	15	$1,863,792,185	16	$1,349,273,453	7,642	$8,788,519,074
Marc Bushallow	15	$1,863,792,185	16	$1,349,273,453	7,642	$8,788,519,074
R. Keith Harwood	15	$1,863,792,185	16	$1,349,273,453	7,642	$8,788,519,074
James Nawrocki	15	$1,863,792,185	16	$1,349,273,453	7,642	$8,788,519,074

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled order, the Advisor allocates securities first to the Core Bond Series and Core Plus Series and then uses a computer-generated randomizer to objectively assign the order of execution among other accounts. Each account that participates in an aggregated order on a particular day will participate at the average security price for that day with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base. To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

For the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Research Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

Occasionally, such as when purchasing new bond issues, a member of the Research Team of the Core Bond Series or Core Plus Bond Series identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE